Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [Abstract]
Property, plant and equipment
4.	Property, plant and equipment

	As of December 31, 2017
	Furniture	Computers/IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at the end of the previous year	81	298	2,792	103	3,274
Acquisitions	4	271	1,369	169	1,813
Balance at end	85	569	4,161	272	5,087

Accumulated depreciation:
Balance at the end of the previous year	(45)	(172)	(1,858)	(79)	(2,154)
Depreciation expense	(14)	(87)	(453)	(26)	(580)
Balance at end	(59)	(259)	(2,311)	(105)	(2,734)

Carrying Amount:
December 31, 2016	36	126	934	24	1,120
December 31, 2017	26	310	1,850	167	2,353

	As of December 31, 2016
	Furniture	Computers/IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at the end of the previous year	43	172	2,058	103	2,376
Acquisitions	38	126	734	-	898
Balance at end	81	298	2,792	103	3,274

Accumulated depreciation:
Balance at the end of the previous year	(36)	(138)	(1,629)	(73)	(1,876)
Depreciation expense	(9)	(34)	(229)	(6)	(278)
Balance at end	(45)	(172)	(1,858)	(79)	(2,154)

Carrying Amount:
December 31, 2015	7	34	429	30	500
December 31, 2016	36	126	934	24	1,120

For the years ended December 31, 2017, 2016 and 2015, the Company incurred CHF 580 thousand, 278 thousand and 287 thousand in depreciation expense, respectively.